UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-04760

DWS Advisor Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2010

ITEM 1.	REPORT TO STOCKHOLDERS

NY Tax Free Money Fund

Investment Class

Tax Free Money Fund Investment

Semiannual Report to
Shareholders

June 30, 2010

Contents

3 Information About Each Fund's Expenses

NY Tax Free Money Fund

5 Portfolio Summary

6 Investment Portfolio

9 Statement of Assets and Liabilities

10 Statement of Operations

11 Statement of Changes in Net Assets

13 Financial Highlights

Tax Free Money Fund Investment

14 Portfolio Summary

15 Investment Portfolio

21 Statement of Assets and Liabilities

22 Statement of Operations

23 Statement of Changes in Net Assets

25 Financial Highlights

27 Notes to Financial Statements

33 Summary of Management Fee Evaluation by Independent Fee Consultant

38 Account Management Resources

39 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2010 to June 30, 2010).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

NY Tax Free Money Fund

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2010
Actual Fund Return	Investment Class
Beginning Account Value 1/1/10	$ 1,000.00
Ending Account Value 6/30/10	$ 1,000.05
Expenses Paid per $1,000*	$ 1.39
Hypothetical 5% Fund Return	Investment Class
Beginning Account Value 1/1/10	$ 1,000.00
Ending Account Value 6/30/10	$ 1,023.41
Expenses Paid per $1,000*	$ 1.40

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio	Investment Class
NY Tax Free Money Fund	.28%

For more information, please refer to the Fund's prospectus.

Tax Free Money Fund Investment

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2010
Actual Fund Return	Premier Shares	Institutional Shares
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 1,000.05	$ 1,000.60
Expenses Paid per $1,000*	$ 1.83	$ 1.49
Hypothetical 5% Fund Return	Premier Class	Institutional Shares
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 1,022.96	$ 1,023.31
Expenses Paid per $1,000*	$ 1.86	$ 1.51

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Premier Shares	Institutional Shares
Tax Free Money Fund Investment	.37%	.30%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

NY Tax Free Money Fund

Asset Allocation (As a % of Investment Portfolio)	6/30/10	12/31/09

Municipal Investments Municipal Variable Rate Demand Notes	80%	89%
Municipal Bonds and Notes	20%	11%
	100%	100%
Weighted Average Maturity

NY Tax Free Money Fund	28 days	39 days
iMoneyNet State Specific Retail Money Funds Average*	27 days	30 days

* The Fund is compared to its respective iMoneyNet Category: State Specific Retail Money Funds Average — Category consists of all retail and institutional state-specific money funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months and less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings. Consists of all funds in the Retail and State-Specific Retail categories.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see page 6. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for more contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the Fund's portfolio holdings is also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of June 30, 2010 (Unaudited)

NY Tax Free Money Fund

	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
New York 98.3%
Albany County, NY, Airport Authority Revenue, Series A, AMT, 0.33%*, 12/15/2023, Bank of America NA (a)	375,000	375,000
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Albany College of Pharmacy, Series A, 0.28%*, 7/1/2038, TD Bank NA (a)	2,530,000	2,530,000
Bethlehem, NY, Industrial Development Agency Housing Revenue, 467 Delware Ave. LLC Project, Series A, AMT, 0.42%*, 9/1/2033, Hudson River Bank & Trust Co. (a)	4,040,000	4,040,000
Broome County, NY, Industrial Development Agency, Civic Facility Revenue, Elizabeth Church Manor, 0.65%*, 2/1/2029, Sovereign Bank FSB (a)	4,095,000	4,095,000
Cohoes, NY, Industrial Development Agency, Urban Cultural Park Facility Revenue, Eddy Cohoes Project, 0.29%*, 12/1/2033, Bank of America NA (a)	5,000,000	5,000,000
Hempstead, NY, Industrial Development Agency Revenue, Series 92G, 144A, AMT, 0.37%*, 10/1/2045	7,000,000	7,000,000
Long Island, NY, Power Authority, 0.3%, 7/9/2010	2,150,000	2,150,000
Long Island, NY, Power Authority, Electric Systems Revenue, Series 3A, 0.25%*, 5/1/2033, JPMorgan Chase Bank & Landesbank Baden-Wurttemberg (a)	1,520,000	1,520,000
Nassau County, NY, Interim Finance Authority Revenue, Series D-1, 0.24%*, 11/15/2017	2,185,000	2,185,000
New York, Liberty Development Corp. Revenue, World Trade Center Project, Series A, 0.5%*, Mandatory Put 1/18/2011@100, 12/1/2049	7,000,000	7,000,842
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series B-4, 0.28%*, 11/1/2034, KBC Bank NV (a)	5,085,000	5,085,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York Law School, 0.25%*, 7/1/2038, TD Bank NA (a)	1,800,000	1,800,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Royal Charter Properties-East, Inc., Series A, 0.19%*, 11/15/2036	1,600,000	1,600,000
New York, State Dormitory Authority Revenues, Park Ridge Hospital, Inc., 0.31%*, 7/1/2029, JPMorgan Chase Bank (a)	790,000	790,000
New York, State Dormitory Authority Revenues, Secondary Issues, Series R-12121, 0.32%*, 4/1/2015	2,990,000	2,990,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane Properties, Series A, 0.17%*, 5/15/2037	4,000,000	4,000,000
New York, State Housing Finance Agency Revenue, 320 West 38th Street, Series B, 0.19%*, 5/1/2042, Wachovia Bank NA (a)	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, Helena Housing, Series A, AMT, 0.23%*, 5/15/2036	3,000,000	3,000,000
New York, State Local Government Assistance Corp., Series 8V, 0.22%*, 4/1/2019	1,600,000	1,600,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 157, 0.36%*, 4/1/2047	5,100,000	5,100,000
New York, State Power Authority Revenue & General Purpose, 144A, 0.26%*, 3/1/2020	4,400,000	4,400,000
New York, State Revenue Bonds, Series 2008-3506, 144A, 0.31%*, 4/1/2016 (b)	2,475,000	2,475,000
New York, State Urban Development Corp. Revenue, Barclays Capital Municipal Trust Receipts, Series 6W-D, 144A, 0.28%*, 3/15/2037	2,600,000	2,600,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series B-4, 0.33%*, 1/1/2032	2,750,000	2,750,000
New York City, NY, Housing Development Corp., Residential Revenue, Queens College, Series A, 0.27%*, 6/1/2043, RBS Citizens NA (a)	1,500,000	1,500,000
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone, Tiago, AMT, 0.31%*, 1/1/2037, ING Bank NV (a)	1,600,000	1,600,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series AA-3, 0.36%*, 6/15/2032	1,600,000	1,600,000
New York City, NY, Transitional Finance Authority, Series 2B, 0.25%*, 11/1/2022	1,365,000	1,365,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series E, 2.0%, 11/1/2010	5,120,000	5,149,930
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 0.37%*, 3/1/2025, Wilber National Bank (a)	475,000	475,000
Port Authority of New York & New Jersey:
144A, 0.33%, 7/7/2010	4,055,000	4,055,000
0.39%, 7/13/2010	5,000,000	5,000,000
Port Authority of New York & New Jersey, One Hundred Sixty-Second, 0.35%, 9/15/2010	1,750,000	1,750,000
Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, St. Anthonys High School Civic, 0.26%*, 12/1/2036, Sovereign Bank FSB (a)	1,700,000	1,700,000
Suffolk County, NY, Tax Anticipation Notes, 2.0%, 8/12/2010	3,125,000	3,130,960
		102,911,732
Puerto Rico 1.7%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 0.41%*, 12/1/2030	1,800,000	1,800,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $104,711,732)+	100.0	104,711,732
Other Assets and Liabilities, Net	0.0	(1,527)
Net Assets	100.0	104,710,205

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and shown at their current rates as of June 30, 2010.

+ The cost for federal income tax purposes was $104,711,732.

(a) Security incorporates a letter of credit from the bank listed.

(b) Bond is insured by this company:

Insurance Coverage	As a % of Total Investment Portfolio
Assured Guaranty Municipal Corp.	2.4

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

FSB: Federal Savings Bank

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (c)	$ —	$ 104,711,732	$ —	$ 104,711,732
Total	$ —	$ 104,711,732	$ —	$ 104,711,732

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.

(c) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2010 (Unaudited)
Assets	NY Tax Free Money Fund
Investment in securities, valued at amortized cost	$ 104,711,732
Cash	163,123
Receivable for Fund shares sold	2,242
Interest receivable	110,398
Due from Advisor	13,015
Other assets	46,449
Total assets	105,046,959
Liabilities
Payable for investments purchased	200,047
Payable for Fund shares redeemed	2,242
Distributions payable	383
Accrued management fee	4,302
Other accrued expenses and payables	129,780
Total liabilities	336,754
Net assets, at value	$ 104,710,205
Net Assets Consist of
Undistributed net investment income	43,624
Paid-in capital	104,666,581
Net assets, at value	$ 104,710,205
Net Asset Value
Investment Class Net Asset Value, offering and redemption price per share ($85,093,386 ÷ 85,089,251 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt New York Money Market Fund

Net Asset Value, offering and redemption price per share ($19,616,819 ÷ 19,600,072 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2010 (Unaudited)
Investment Income	NY Tax Free Money Fund
Income: Interest	$ 147,410
Expenses: Management fee	61,096
Administration fee	50,913
Services to shareholders	80,936
Distribution and service fees	94,848
Custodian fee	4,222
Legal fees	6,758
Audit and tax fees	24,866
Trustees' fees and expenses	3,085
Reports to shareholders	24,974
Registration fees	16,093
Other	5,699
Total expenses before expense reductions	373,490
Expense reductions	(231,206)
Total expenses after expense reductions	142,284
Net investment income	5,126
Net increase (decrease) in net assets resulting from operations	$ 5,126

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

NY Tax Free Money Fund
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations: Net investment income	$ 5,126	$ 468,992
Net realized gain (loss)	—	1,216
Net increase (decrease) in net assets resulting from operations	5,126	470,208
Distributions to shareholders from: Net investment income: Investment Class	(3,976)	(239,591)
Tax-Exempt New York Money Market Fund	(1,150)	(235,456)
Total distributions	(5,126)	(475,047)
Fund share transactions: Investment Class Proceeds from shares sold	79,285,830	245,632,545
Reinvestment of distributions	1,910	74,528
Cost of shares redeemed	(75,380,689)	(281,941,093)
Net increase (decrease) in net assets from Investment Class share transactions	3,907,051	(36,234,020)
Tax-Exempt New York Money Market Fund Proceeds from shares sold	24,246,605	199,311,896
Reinvestment of distributions	1,141	234,913
Cost of shares redeemed	(32,710,128)	(354,331,113)
Net increase (decrease) in net assets from Tax-Exempt New York Money Market Fund share transactions	(8,462,382)	(154,784,304)
Increase (decrease) in net assets	(4,555,331)	(191,023,163)
Net assets at beginning of period	109,265,536	300,288,699
Net assets at end of period (including undistributed net investment income of $43,624 and $43,624, respectively)	$ 104,710,205	$ 109,265,536

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — NY Tax Free Money Fund (continued)
Other Information	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Investment Class
Shares outstanding at beginning of period	81,182,200	117,416,220
Shares sold	79,285,830	245,632,545
Shares issued to shareholders in reinvestment of distributions	1,910	74,528
Shares redeemed	(75,380,689)	(281,941,093)
Net increase (decrease) in Fund shares from Investment Class share transactions	3,907,051	(36,234,020)
Shares outstanding at end of period	85,089,251	81,182,200
Tax-Exempt New York Money Market Fund
Shares outstanding at beginning of period	28,062,454	182,846,758
Shares sold	24,246,605	199,311,896
Shares issued to shareholders in reinvestment of distributions	1,141	234,913
Shares redeemed	(32,710,128)	(354,331,113)
Net increase (decrease) in Fund shares from Tax-Exempt New York Money Market Fund share transactions	(8,462,382)	(154,784,304)
Shares outstanding at end of period	19,600,072	28,062,454

The accompanying notes are an integral part of the financial statements.

Financial Highlights

NY Tax Free Money Fund Investment Class
Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.000[b]	.002	.017	.029	.027	.017
Net realized gain (loss)[b]	—	—	—	—	—	—
Total from investment operations	.000[b]	.002	.017	.029	.027	.017
Less distributions from: Net investment income	(.000)[b]	(.002)	(.017)	(.029)	(.027)	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.00c**	.22[c]	1.76	2.94[c]	2.71[c]	1.70[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	85	81	117	78	55	90
Ratio of expenses before expense reductions (%)	.67*	.84	.72	.76	.98	.87
Ratio of expenses after expense reductions (%)	.28*	.43	.72	.75	.75	.75
Ratio of net investment income (%)	.01*	.29	1.68	2.89	2.67	1.67
[a] For the six months ended June 30, 2010 (Unaudited). [b] Amount is less than $.0005 per share. [c] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Portfolio Summary

Tax Free Money Fund Investment

Asset Allocation (As a % of Investment Portfolio)	6/30/10	12/31/09

Municipal Investments Municipal Variable Rate Demand Notes	57%	69%
Municipal Bonds and Notes	36%	31%
Municipal Floating Rate Bonds and Notes	7%	—
	100%	100%
Weighted Average Maturity

Tax Free Money Fund Investment	42 days	48 days
iMoneyNet National Retail Tax Free Money Funds Average*	26 days	31 days

* The Fund is compared to its respective iMoneyNet Category: National Retail Tax Free Money Funds Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months or less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see page 15. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for more contact information.

Following the Funds' fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the Fund's portfolio holdings is also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of June 30, 2010 (Unaudited)

Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)

Municipal Investments 103.8%
Arizona 1.6%
Arizona, Salt River Pima-Maricopa Indian Community, 0.32%*, 10/1/2025, Bank of America NA (a)	2,270,000	2,270,000
California 3.5%
California, State General Obligation, Prerefunded 9/1/2010 @ 100, 5.25%, 9/1/2018	550,000	554,652
California, Statewide Communities Development Authority Revenue, Azusa Pacific University Project, 2.0%*, 4/1/2039, Allied Irish Bank PLC (a)	2,960,000	2,960,000
California, Statewide Communities Development Authority Revenue, Butte County, Series A-1, 2.0%, 6/30/2011 (b)	1,400,000	1,419,698
		4,934,350
Colorado 4.6%
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.28%*, 6/1/2038, US Bank NA (a)	1,000,000	1,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, Trinity School Project, 0.34%*, 9/1/2026, Branch Banking & Trust (a)	1,600,000	1,600,000
Colorado, Housing & Finance Authority, Single Family Mortgage, "I", Series B3, 0.24%*, 11/1/2021	2,000,000	2,000,000
Colorado, Postsecondary Educational Facilities Authority Revenue, Mullen High School Project, 0.45%*, 8/1/2017, Wells Fargo Bank NA (a)	1,980,000	1,980,000
		6,580,000
Delaware 1.5%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.46%*, 10/1/2028, Rabobank International (a)	2,073,037	2,073,037
Florida 0.8%
Palm Beach County, FL, Jewish Community Campus Project Revenue, 0.3%*, 3/1/2030, Northern Trust Co. (a)	1,110,000	1,110,000
Georgia 1.6%
Cobb County, GA, Water & Sewer Revenue, 5.0%, 7/1/2010	1,835,000	1,835,000
Georgia, Municipal Electric Authority Revenue, Project No. 1, Series B, 0.3%*, 1/1/2048, Dexia Credit Local (a)	500,000	500,000
		2,335,000
Illinois 9.7%
Chicago, IL, 0.33%, 7/8/2010	2,400,000	2,400,000
Illinois, Development Finance Authority Revenue, AMR Pooled Program, Series B-1, 0.31%*, 10/1/2029, Comerica Bank (a)	815,000	815,000
Illinois, Education Facilities Authority Revenue, Series N, 0.25%, 8/2/2010	4,000,000	4,000,000
Illinois, Finance Authority Revenue, Carle Foundation, Series C, 0.23%*, 2/15/2033, Northern Trust Co. (a)	1,800,000	1,800,000
Illinois, Finance Authority Revenue, Clare Oaks, Series D, 0.38%*, 11/1/2040, Sovereign Bank FSB (a)	2,300,000	2,300,000
Illinois, Finance Authority, Educational Facility Revenue, Erikson Institute Project, 0.3%*, 11/1/2037, LaSalle Bank NA (a)	2,500,000	2,500,000
		13,815,000
Iowa 4.1%
Iowa, Finance Authority Health Facilities Revenue, Great River Medical Center Project, 2.75%*, 6/1/2027, Allied Irish Bank PLC (a)	4,810,000	4,810,000
Iowa, Finance Authority Small Business Development Revenue, Corporate Center Associates LP Project, 0.4%*, 9/1/2015, Wells Fargo Bank NA (a)	1,000,000	1,000,000
		5,810,000
Kentucky 8.1%
Lexington-Fayette Urban County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 0.25%*, 7/1/2019, Bank One Kentucky NA (a)	2,900,000	2,900,000
Mason County, KY, Pollution Control Revenue, East Kentucky Power Cooperative:
Series B-1, 0.99%*, 10/15/2014	2,045,000	2,045,000
Series B-2, 0.99%*, 10/15/2014	1,400,000	1,400,000
Series B-3, 0.99%*, 10/15/2014	5,240,000	5,240,000
		11,585,000
Maryland 0.2%
Maryland, State Capital Improvement, Series A, 5.25%, 2/15/2011	300,000	309,259
Massachusetts 6.2%
Marion, MA, Bond Anticipation Notes, 144A, 1.5%, 12/10/2010	4,750,000	4,772,028
Massachusetts, Bay Transportation Authority, 0.5%, 7/8/2010	2,000,000	2,000,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.31%*, 4/1/2038, TD Bank NA (a)	2,100,000	2,100,000
		8,872,028
Michigan 7.2%
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Spring Arbor University, 0.33%*, 11/1/2030, Comerica Bank (a)	780,000	780,000
Michigan, Municipal Bond Authority Revenue, State Aid Notes, Series C-1, 1.5%, 8/20/2010, JPMorgan Chase Bank (a)	4,435,000	4,441,652
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series F-8, 0.4%**, 11/15/2049	5,000,000	5,000,000
		10,221,652
Minnesota 2.8%
Big Lake, MN, Independent School District No. 727, Aid Anticipation Certificates of Indebtedness, Series B, 2.0%, 9/13/2010	3,955,000	3,966,130
Nevada 0.7%
Nevada, State Department of Business & Industry, Nevada Cancer Institute Project, 0.3%*, 12/1/2033, Bank of America NA (a)	1,000,000	1,000,000
New Hampshire 4.8%
New Hampshire, Health & Education Facilities Authority Revenue, Bishop Guertin High School, 3.57%*, 9/1/2032, Allied Irish Bank PLC (a)	1,500,000	1,500,000
New Hampshire, Health & Education Facilities Authority Revenue, Frisble Memorial Hospital, 0.33%*, 10/1/2013, TD Bank NA (a)	5,295,000	5,295,000
		6,795,000
New Jersey 1.4%
Brick Township, NJ, Bond Anticipation Notes, 2.0%, 9/30/2010	2,000,000	2,007,440
New York 3.1%
New York, State Dormitory Authority Revenues, Non State Supported Debt, United Health Hospitals, 3.0%, 8/1/2010	620,000	621,099
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 157, 0.36%*, 4/1/2047	3,815,000	3,815,000
		4,436,099
North Carolina 1.8%
North Carolina, BB&T Municipal Trust, Series 1025, 144A, 0.38%*, 6/1/2024, Branch Banking & Trust (a)	575,000	575,000
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster, Inc., Series C, 0.38%*, 10/1/2014, Sovereign Bank FSB (a)	2,015,000	2,015,000
		2,590,000
Ohio 3.9%
Butler County, OH, Healthcare Facilities Revenue, Lifesphere, 0.3%*, 5/1/2030, US Bank NA (a)	2,835,000	2,835,000
Ohio, Cleveland Clinic Health System:
0.27%, 7/8/2010	1,165,000	1,165,000
0.32%, 7/8/2010	1,635,000	1,635,000
		5,635,000
Oregon 3.6%
Oregon, State Tax Anticipation Notes, Series A, 144A, 2.0%, 6/30/2011 (b)	5,000,000	5,079,950
Pennsylvania 6.7%
Allegheny County, PA, Hospital Development Authority Revenue, RBC Municipal Products, Inc. Trust Certificates, Series E-16, 144A, 0.3%*, 4/15/2039, Royal Bank of Canada (a)	2,490,000	2,490,000
Bethlehem, PA, Area School District Authority Revenue, RBC Municipal Products, Inc. Trust Certificates, Series E-12, 144A, 0.3%**, 1/5/2012, Royal Bank of Canada (a)	5,000,000	5,000,000
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.28%*, 11/1/2039, PNC Bank NA (a)	2,000,000	2,000,000
		9,490,000
South Dakota 3.4%
South Dakota, Conservancy District Revenue, State Revolving Fund Program, 0.34%*, 8/1/2029	4,830,000	4,830,000
Tennessee 0.6%
Blount County, TN, Public Building Authority, Local Government Public Improvement, Series E-5-B, 0.26%*, 6/1/2042, Branch Banking & Trust (a)	800,000	800,000
Texas 11.3%
Austin, TX, Hotel Occupancy Tax Revenue, Series A, 0.33%*, 11/15/2029, Dexia Credit Local (a)	1,500,000	1,500,000
Harris County, TX, General Obligation:
0.35%, 8/6/2010	500,000	500,000
0.36%, 8/13/2010	600,000	600,000
North East, TX, Independent School District, Series 2355, 144A, 0.31%*, 8/1/2015	1,180,000	1,180,000
Texas, A&M University Revenues, Barclays Capital Municipal Trust Receipts, Series 40B, 144A, 0.32%*, 5/15/2027	2,350,000	2,350,000
Texas, State Tax & Revenue Anticipation Notes, 2.5%, 8/31/2010	5,000,000	5,017,096
Texas, University of Texas Systems Revenue, Series F, 0.23%, 8/5/2010	5,000,000	5,000,000
		16,147,096
Utah 1.7%
Utah, Housing Corp., Single Family Mortgage Revenue, Series 1, 144A, 0.5%, Mandatory Put 12/29/2010 @ 100, 7/1/2039	2,500,000	2,500,000
Virginia 2.2%
Virginia, College Building Authority, Educational Facilities Revenue, University of Richmond, Series B, 0.35%, Mandatory Put 2/1/2011 @ 100, 2/26/2039	3,100,000	3,100,000
Washington 4.0%
King County, WA, Housing Authority Revenue, Summerfield Apartments Project, 0.42%*, 9/1/2035, US Bank NA (a)	1,615,000	1,615,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Washington Terrace Associates LP, 0.28%*, 2/15/2043	3,750,000	3,750,000
Washington, State Housing Finance Commission, Multi-Family Revenue, New Tacoma Apartments Project, 0.3%*, 1/1/2040, Wells Fargo Bank NA (a)	400,000	400,000
		5,765,000
Wisconsin 1.3%
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series B, 0.2%*, 4/1/2028, US Bank NA (a)	1,600,000	1,600,000
Wisconsin, State Transportation Revenue, Series 1, 5.5%, 7/1/2010 (c)	325,000	325,000
		1,925,000
Wyoming 1.4%
Platte County, WY, Pollution Control Revenue, Tri-State Generation & Transmission Association, Inc., Series A, 0.42%*, 7/1/2014, National Rural Utilities Cooperative Finance Corp. (a)	2,000,000	2,000,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $147,982,041)+	103.8	147,982,041
Other Assets and Liabilities, Net	(3.8)	(5,349,743)
Net Assets	100.0	142,632,298

* Variable demand rate notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2010.

** These securities are shown at their current rate as of June 30, 2010. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

+ The cost for federal income tax purposes was $147,982,041.

(a) Security incorporates a letter of credit from the bank listed.

(b) When-issued security.

(c) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	0.2

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date. Effective maturity may be shorter than stated maturity due to prerefunding.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (d)	$ —	$ 147,982,041	$ —	$ 147,982,041
Total	$ —	$ 147,982,041	$ —	$ 147,982,041

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2010 (Unaudited)
Assets	Tax Free Money Fund Investment
Investment in securities, valued at amortized cost	$ 147,982,041
Receivable for investments sold	10,785,130
Interest receivable	405,865
Due from Advisor	70,982
Other assets	21,623
Total assets	159,265,641
Liabilities
Cash overdraft	10,009,097
Payable for investments purchased	6,499,648
Distributions payable	1,328
Other accrued expenses and payables	123,270
Total liabilities	16,633,343
Net assets, at value	$ 142,632,298
Net Assets Consist of
Undistributed net investment income	38,881
Accumulated net realized gain (loss)	612
Paid-in capital	142,592,805
Net assets, at value	$ 142,632,298
Net Asset Value
Premier Shares Net Asset Value, offering and redemption price per share ($142,627,281 ÷ 142,586,870 shares outstanding, $.001 par value, unlimited number of shares authorized)	$ 1.00
Institutional Shares Net Asset Value, offering and redemption price per share ($5,017 ÷ 5,017 shares outstanding, $.001 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2010 (Unaudited)
Investment Income	Tax Free Money Fund Investment
Income: Interest	$ 318,859
Expenses: Management fee	126,340
Administration fee	84,227
Services to shareholders	180,713
Custodian fee	5,739
Service fee	195,991
Professional fees	30,292
Trustees' fees and expenses	4,895
Report to shareholders	13,876
Registration fees	16,510
Other	5,785
Total expenses before expense reductions	664,368
Expense reductions	(354,035)
Total expenses after expense reductions	310,333
Net investment income	8,526
Net realized gain (loss)	612
Net increase (decrease) in net assets resulting from operations	$ 9,138

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Tax Free Money Fund Investment
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations: Net investment income	$ 8,526	$ 224,811
Net realized gain (loss)	612	3,074
Net increase (decrease) in net assets resulting from operations	9,138	227,885
Distributions to shareholders from: Net investment income Premier Shares	(8,523)	(224,801)
Institutional Shares	(3)	(11)
Total distributions	(8,526)	(224,812)
Fund share transactions: Premier Shares Proceeds from shares sold	282,326,494	466,041,591
Reinvestment of distributions	1,135	50,097
Cost of shares redeemed	(312,904,462)	(428,555,282)
Net increase (decrease) in net assets from Premier Shares transactions	(30,576,833)	37,536,406
Institutional Shares Reinvestment of distributions	3	11
Net increase (decrease) in net assets from Institutional Shares transactions	3	11
Increase (decrease) in net assets	(30,576,218)	37,539,490
Net assets at beginning of period	173,208,516	135,669,026
Net assets at end of period (including undistributed net investment income of $38,881 and $38,881, respectively)	$ 142,632,298	$ 173,208,516

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Tax Free Money Fund Investment (continued)
Other Information	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Premier Shares
Shares outstanding at beginning of period	173,163,703	135,627,297
Shares sold	282,326,494	466,041,591
Shares issued to shareholders in reinvestment of distributions	1,135	50,097
Shares redeemed	(312,904,462)	(428,555,282)
Net increase (decrease) in Fund shares from Premier Shares transactions	(30,576,833)	37,536,406
Shares outstanding at end of period	142,586,870	173,163,703
Institutional Shares
Shares outstanding at beginning of period	5,014	5,003
Shares issued to shareholders in reinvestment of distributions	3	11
Net increase (decrease) in Fund shares from Institutional Shares transactions	3	11
Shares outstanding at end of period	5,017	5,014

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax Free Money Fund Investment

Premier Shares

Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.000[b]	.001	.016	.029	.027	.017
Net realized gain (loss)[b]	—	—	—	—	—	—
Total from investment operations	.000[b]	.001	.016	.029	.027	.017
Less distributions from: Net investment income	(.000)[b]	(.001)	(.016)	(.029)	(.027)	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	.01**	.15	1.62	2.96	2.71	1.72
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	143	173	136	116	110	174
Ratio of expenses before expense reductions (%)	.79*	.82	.81	.83	.88	.82
Ratio of expenses after expense reductions (%)	.37*	.64	.76	.75	.75	.75
Ratio of net investment income (%)	.01*	.14	1.64	2.92	2.61	1.73
[a] For the six months ended June 30, 2010 (Unaudited). [b] Amount is less than $.0005 per share. [c] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Tax Free Money Fund Investment

Institutional Shares

Year Ended December 31,	2010[a]	2009	2008[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.000[c]	.002	.001
Net realized gain (loss)[c]	—	—	—
Total from investment operations	.000[c]	.002	.001
Less distributions from: Net investment income	(.000)[c]	(.002)	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.06d**	.24[d]	.06**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.005	.005	.005
Ratio of expenses before expense reductions (%)	.46*	1.69	.93*
Ratio of expenses after expense reductions (%)	.30*	.57	.93*
Ratio of net investment income (%)	.08*	.21	.42*

[a] For the six months ended June 30, 2010 (Unaudited).

[b] For the period from November 11, 2008 (commencement of operations of Institutional Shares) to December 31, 2008.

[c] Amount is less than $.0005 per share.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Advisor Funds (the "Trust'') is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as a Massachusetts business trust. NY Tax Free Money Fund and Tax Free Money Fund Investment (each a "Fund,'' and collectively, the "Funds'') are two of the funds the Trust offers to investors. Each Fund is an open-end, diversified management investment company.

NY Tax Free Money Fund offers two classes of shares: Investment Class and Tax-Exempt New York Money Market Fund. The financial highlights for Tax-Exempt New York Money Market Fund are provided separately and are available upon request.

Tax Free Money Fund Investment offers two classes of shares to investors: Premier Shares and Institutional Shares.

Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by a money market portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Each Fund has reviewed the tax positions for the open tax years as of December 31, 2009 and has determined that no provision for income tax is required in each Fund's financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains open subject to examination by the Internal Revenue Service.

Distributions of Income and Gains. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds.

Under the Investment Management Agreement with the Advisor, NY Tax Free Money Fund and Tax Free Money Fund Investment pay an annual management fee of 0.12% and 0.15%, respectively, based on their average daily net assets, computed and accrued daily and payable monthly.

For the period from October 1, 2009 through September 30, 2010, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Tax Free Money Fund Investment — Premier Shares and Tax Free Money Fund Investment — Institutional Shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.80% and 0.30%, respectively.

For the period from January 1, 2009 through March 21, 2010, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of NY Tax Free Money Fund Investment Class to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.75% of its average daily net assets.

For the period from March 22, 2010 through April 30, 2011, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of NY Tax Free Money Fund Investment Class to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.80% of its average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of Tax Free Money Fund Investment — Premier Shares and NY Tax Free Money Fund.

Accordingly, for the six months ended June 30, 2010, the amount charged to the Fund by the Advisor was as follows:

	Total Aggregated	Waived	Annualized Effective Rate
NY Tax Free Money Fund	$ 61,096	$ 56,691.01%
Tax Free Money Fund Investment	$ 126,340	$ 35,562.11%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay the Advisor an annual fee ("Administration fee") of 0.10% of each Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2010, the Administration fee was as follows:

	Total Aggregated	Unpaid at June 30, 2010
NY Tax Free Money Fund	$ 50,913	$ 8,496
Tax Free Money Fund Investment	$ 84,227	$ 15,083

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended June 30, 2010, the amounts charged to the Funds by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2010
NY Tax Free Money Fund: Investment Class	$ 72,337	$ 71,670	$ 667
NY Tax Free Money Fund: Tax-Exempt New York Money Market Fund	$ 7,997	$ 7,997	$ —
Tax Free Money Fund Investment: Premier Shares	$ 179,805	$ 122,479	$ 57,326
Tax Free Money Fund Investment: Institutional Shares	$ 3	$ 3	$ —

Distribution and Service Fees. DWS Investments Distributors, Inc. ("DIDI") is the Funds' Distributor. The Tax-Exempt New York Money Market Fund pays the Distributor an annual fee, pursuant to Rule 12b-1, based on an annual rate of 0.50% of the Tax-Exempt New York Money Market Fund's average daily net assets, which is calculated daily and payable monthly. For the six months ended June 30, 2010, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Waived
NY Tax Free Money Fund: Tax-Exempt New York Money Market Fund	$ 55,711	$ 55,711

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to NY Tax Free Money Fund Investment Class and Tax Free Money Fund Investment — Premier Shares at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the six months ended June 30, 2010, the Service Fee was as follows:

Service Fee	Total Aggregated	Waived	Annualized Effective Rate
NY Tax Free Money Fund: Investment Class	$ 39,137	$ 39,137.00%
Tax Free Money Fund Investment: Premier Shares	$ 195,991	$ 195,991.00%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended June 30, 2010, the amount charged to each Fund by DIMA included in the Statement of Operations under "reports to shareholders" is as follows:

	Total Aggregated	Unpaid at June 30, 2010
NY Tax Free Money Fund	$ 8,501	$ 5,315
Tax Free Money Fund Investment	$ 7,539	$ 4,160

Trustees' Fees and Expenses. The Funds paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

C. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Funds may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Funds may borrow up to a maximum of 33 percent of its net assets under the agreement.

D. Concentration of Ownership

From time to time the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2010, two shareholders held approximately 48% and 29% of the outstanding shares of the NY Tax Free Money Fund and one shareholder held approximately 97% of the outstanding shares of Tax Free Money Fund Investment.

E. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund's financial statements.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 703-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 www.dws-investments.com (800) 621-1148
	NY Tax Free Money Fund — Investment Class	Tax Free Money Fund Investment — Premier Shares	Tax Free Money Fund Investment — Institutional Shares
Nasdaq Symbol	BNYXX	BTXXX	BTTXX
CUSIP Number	23336Y 698	23336Y 714	23336Y 557
Fund Number	844	839	359

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments Attention: Correspondence — Chicago P.O. Box 219415 Kansas City, MO 64121-9415	Rev. 09/2009

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund and Tax Free Money Fund Investment, each a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 30, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 30, 2010